Shareholder Report, Line Graph (Details) 190988_Buffalo International Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 01, 2019	Mar. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Buffalo International Fund Institutional Class
Accumulated Value	$ 363,233	$ 370,684	$ 333,722	$ 334,031	$ 327,223	$ 215,113	$ 250,000	$ 397,164
FTSE Global All Cap ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Global All Cap ex US Index
Accumulated Value	352,550	331,809	291,815	308,474	309,832	203,358	250,000	$ 443,718
FTSE All-World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE All-World ex US Index
Accumulated Value	$ 355,596	$ 333,437	$ 292,513	$ 307,323	$ 309,158	$ 204,783	$ 250,000	$ 446,491